Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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May 21, 2015

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
 Washington, D.C. 20549
Attention:  John Dana Brown, Attorney Advisor

Re:	Poseidon Containers Holdings Corp. Confidential Draft Registration Statement on Form F-1 CIK No. 1620944

Dear Mr. Brown:
Reference is made to the draft registration statement on Form F-1 (the "Draft Registration Statement") of Poseidon Containers Holdings Corp. (the "Company") in connection with the registration of the Company's common shares under the Securities Act of 1933, as amended, that was confidentially submitted to the U.S. Securities and Exchange Commission (the "Commission") for review on September 30, 2014.  By letter dated October 27, 2014 (the "First Comment Letter"), the staff of the Commission (the "Staff") provided the Company with its comments to the Draft Registration Statement.  The first amended draft registration statement on Form F-1 (the "First Amended Draft Registration Statement"), which responded to the Staff's comments contained in the First Comment Letter, was confidentially submitted to the Commission for review on December 9, 2014.  By letter dated December 22, 2014, the Staff provided the Company with its comments (the "Second Comment Letter") to the First Amended Draft Registration Statement.  The second amended draft registration statement on Form F-1 (the "Second Amended Draft Registration Statement"), which responds to the Staff's comments contained in the Second Comment Letter, is today being confidentially submitted to the Commission for review.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Second Amended Draft Registration Statement.  The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
Management's Discussion and Analysis of Financial Condition and Results of Operation, page 55
Results of Operations, page 63
Nine months ended September 30, 2014 compared to the nine months ended September 30, 2013, page 63
1.
In regard to the loss on sale of vessels of approximately $15.9 million recognized in the period, please include disclosure to discuss the reason for the sale of the vessels and the circumstances that caused a loss to be recognized. In connection with this, please explain to us your evaluation of impairment of the vessels associated with this loss prior to the recognition of the loss and why your conclusion was reasonable. Also, include in your analysis the charter status of each of these vessels at December 31, 2013 and throughout the nine months ended September 30, 2014. If any of the vessels had been idle prior to the recognition of the loss, please tell us when they first became idle and the length of time idle.

U.S. Securities and Exchange Commission
May 21, 2015

The Company advises the Staff that it has included its audited combined financial statements for the fiscal year ended December 31, 2014 in the Second Amended Draft Registration Statement.  During the year ended December 31, 2014, the Company recognized losses totaling approximately $15.9 million in connection with the sale of four vessels, the M/V Trapani, the M/V Melina, the M/V Tangier, and the M/V Tarragona, as a result of their respective carrying values being in excess of the respective net consideration the Company received upon their sales.

In response to the Staff's comment, the Company supplementally advises the Staff as follows:

M/V Trapani.  The M/V Trapani was idle at December 31, 2013 and during the period from January 1, 2014 through the date of its sale on February 4, 2014. The Company did not plan to sell the vessel, nor did it have an active plan to locate a buyer, until the end of January 2014. Accordingly, this vessel was treated as "held and used" for the purpose of its impairment analysis for the year ended December 31, 2013, which concluded that the projected undiscounted net operating cash flows for the M/V Trapani were less than its carrying value, and as a result, the Company wrote-down the vessel to its estimated fair value and recorded an impairment loss of $2.6 million, representing the difference between carrying value and estimated fair value.

M/V Melina, M/V Tangier and M/V Tarragona.  The M/V Melina, M/V Tangier and M/V Tarragona were employed under time charter contracts at December 31, 2013 and during the period from January 1, 2014 until August 24, 2014, July 11, 2014 and August 19, 2014, respectively (the redelivery date of each vessel from its last charterer prior to the sale date).  During the period from January 1, 2014 until the sale date, each of the vessels had waiting (or ballast) periods in between time charter contracts and just prior to their respective sale dates. The M/V Melina had ballast periods of May 29, 2014 through July 2, 2014 and from August 25, 2014 through its sale date, the M/V Tangier had ballast periods of May 19, 2014 through June 27, 2014 and from July 12, 2014 through its sale date and the M/V Tarragona had a ballast period of August 21, 2014 through its sale date.  The Company continuously evaluates expected future cash flows associated with each of its vessels.  The Company did not plan to dispose of or sell these vessels, nor did it have an active plan to locate a buyer, until the third quarter of 2014, at which time, the Company concluded that selling the M/V Melina, M/V Tangier and M/V Tarragona for scrap would allow the Company to obtain additional cash required for the purchase of additional newer vessels that the Company believes will be commercially attractive to charterers and that have the potential for increased charter rates and higher levels of employment. Accordingly, these vessels were treated as "held and used" for the purpose of their impairment analyses for the year ended December 31, 2013, which concluded that, for each vessel, the projected undiscounted net operating cash flows for such vessel were more than its carrying value, and as a result, an impairment loss was not required to be recognized.

The Company has updated its disclosure under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Year ended December 31, 2014 compared to the year ended December 31, 2013—Loss on Sale of Vessels" to include additional information on these losses.

U.S. Securities and Exchange Commission
May 21, 2015

Liquidity and Capital Resources, page 69
Cash Flows, page 70
Net Cash Provided by Operating Activities, page 71
2.
Please clarify your disclosure in regard to how adjusted EBITDA caused an unfavorable change in your working capital position such that it directly contributed to a decrease in operating cash flow in the nine months period ended September 30, 2014 compared to September 30, 2013. In connection with this, it is not clear how the amount of the disclosed change in adjusted EBITDA between these periods of $8.2 million correlates to the amount of change in working capital between these periods of $0.5 million as indicated in your statement of cash flows. As part of your analysis, discuss the variance in material underlying factors that directly impacted operating cash flow and the reason for the variance.

As noted in the Company's response to comment number 1 above, the Company has included its audited combined financial statements for the fiscal year ended December 31, 2014 in the Second Amended Draft Registration Statement. The Company has revised its disclosure under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations—Cash Flows—Net Cash Provided by Operating Activities" to discuss the reasons for the decline in net cash provided by operating activities between the fiscal year ended December 31, 2013 and 2014.  The reference to adjusted EBITDA has been eliminated.

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1223, Edward S. Horton, Esq. at (212) 574-1265 or Filana Silberberg, Esq. at (212) 574-1308.

Very truly yours,

SEWARD & KISSEL LLP

By	/s/ Gary J. Wolfe
Gary J. Wolfe, Esq.